STAAR Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund
STAAR SHORT TERM BOND FUND
INVESTMENT OBJECTIVE
The investment objective of the STAAR Short Term Bond Fund (the "Short Term Bond Fund," or the "Fund") is to create income with an emphasis on safety of principal.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short Term Bond Fund.
Shareholder fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STAAR Short Term Bond Fund STAAR Investment Trust - Short Term Bond Fund STAAR Investment Trust - Short Term Bond Fund Shares
Management fees	0.25%
Distribution and/or service (12b-1) fees	0.01%
Other expenses	4.73%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	5.00%

Example

This Example is intended to help you compare the cost of investing in the Short Term Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
STAAR Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund Shares | USD ($)	500	1,500	2,500	5,000

Portfolio Turnover

The Short Term Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Short Term Bond Fund invests, under normal conditions, in a mix of U.S. government, government agency and corporate debt instruments. These may include U.S. treasury notes or bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include senior and junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

The Short Term Bond Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation ("S&P"). These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, Barrel Park Investments, LLC, the investment advisor of the Fund (the "Advisor") will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.

Under normal market conditions at least 80% of the Short Term Bond Fund's total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies, which may include Federal Deposit Insurance Corporation ("FDIC") backed certificate of deposits ("CDs"). This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

The Fund may gain exposure to bonds through investment in exchange-traded funds ("ETFs").

The Short Term Bond Fund and the Advisor may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

The investment strategy of the Short Term Bond Fund includes the intent to hold most bonds to maturity and minimize trading unless dollar weighted average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. Cash positions will generally be held in one or more money market funds. Bonds will normally have a maturity of between three (3) months and five (5) years when purchased. The average dollar weighted maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.

In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction. Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

PRINCIPAL RISKS

Shares of the Short Term Bond Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the research, analysis techniques and strategies used by Barrel Park Investments, LLC (the "Advisor") and/or the Advisor's selection of securities may fail to produce the intended results.

Bond Market Risks: Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes Risk: The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when interest rates change (the income per share could decrease when interest rates fall).

Default Risks: If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes Risk: Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities Risk: Debt instruments issued by U.S. government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Derivatives Risk: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average). Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

PERFORMANCE

The bar chart and table immediately following are intended to help you understand the risks of investing in the Short Term Bond Fund. The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns (Periods ending December 31, 2018)

During the 10-year period shown in the bar chart above, the highest return for a quarter for the Short Term Bond Fund was 1.40% (quarter ending 6/30/09) and the lowest return for a quarter was (2.63)% (quarter ending 12/31/18).

Average Annual Total Returns (Periods ending December 31, 2018)
Average Annual Total Returns - STAAR Short Term Bond Fund - STAAR Investment Trust - Short Term Bond Fund		1 Year	5 Years	10 Years
STAAR Investment Trust - Short Term Bond Fund Shares		(4.06%)	(1.09%)	(0.12%)
STAAR Investment Trust - Short Term Bond Fund Shares | After Taxes on Distributions	[1]	(4.06%)	(1.09%)	(0.36%)
STAAR Investment Trust - Short Term Bond Fund Shares | After Taxes on Distributions and Sales	[1]	(2.41%)	(0.83%)	(0.17%)
Bloomberg Barclays 1-3 Year Gov't/Credit Total Return Index (Reflects no deductions for taxes, fees or expenses)		1.60%	1.03%	1.52%
[1]	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").